Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2017
Loans
Loans
end of	2017	2016
Loans (CHF million)
Mortgages	106,039	104,335
Loans collateralized by securities	42,016	37,268
Consumer finance	4,242	3,490
Consumer	152,297	145,093
Real estate	26,599	26,016
Commercial and industrial loans	81,670	83,740
Financial institutions	15,697	17,921
Governments and public institutions	3,874	4,273
Corporate & institutional	127,840	131,950
Gross loans	280,137	277,043
of which held at amortized cost	264,830	257,515
of which held at fair value	15,307	19,528
Net (unearned income)/deferred expenses	(106)	(129)
Allowance for loan losses	(882)	(938)
Net loans	279,149	275,976
Gross loans by location (CHF million)
Switzerland	157,696	158,766
Foreign	122,441	118,277
Gross loans	280,137	277,043
Impaired loan portfolio (CHF million)
Non-performing loans	1,048	1,236
Non-interest-earning loans	223	265
Non-performing and non-interest-earning loans	1,271	1,501
Restructured loans	290	358
Potential problem loans	549	613
Other impaired loans	839	971
Gross impaired loans	2,110	2,472

Allowance for loan losses
Allowance for loan losses
	2017			2016			2015
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	216	722	938	216	650	866	251	507	758
Net movements recognized in statements of operations	54	136	190	63	186	249	66	229	295
Gross write-offs	(60)	(242)	(302)	(86)	(192)	(278)	(118)	(111)	(229)
Recoveries	12	41	53	13	53	66	12	16	28
Net write-offs	(48)	(201)	(249)	(73)	(139)	(212)	(106)	(95)	(201)
Provisions for interest	(1)	14	13	10	8	18	6	12	18
Foreign currency translation impact and other adjustments, net	(1)	(9)	(10)	0	17	17	(1)	(3)	(4)
Balance at end of period	220	662	882	216	722	938	216	650	866
of which individually evaluated for impairment	179	475	654	172	528	700	170	480	650
of which collectively evaluated for impairment	41	187	228	44	194	238	46	170	216
Gross loans held at amortized cost (CHF million)
Balance at end of period	152,277	112,553	264,830	145,070	112,445	257,515	144,855	108,331	253,186
of which individually evaluated for impairment [1]	632	1,478	2,110	662	1,810	2,472	647	1,326	1,973
of which collectively evaluated for impairment	151,645	111,075	262,720	144,408	110,635	255,043	144,208	107,005	251,213
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
in	2017			2016			2015
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	3,381	3,381	30	3,405	3,435	389	4,294	4,683
Reclassifications from loans held-for-sale [2]	0	63	63	0	125	125	0	355	355
Reclassifications to loans held-for-sale [3]	0	7,407	7,407	1,632	2,768	4,400	1,641	735	2,376
Sales [3]	0	7,051	7,051	72	2,087	2,159	0	373	373
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2017 (CHF million)
Mortgages	94,553	11,214	272	106,039
Loans collateralized by securities	38,387	3,530	99	42,016
Consumer finance	1,801	2,241	180	4,222
Consumer	134,741	16,985	551	152,277
Real estate	20,278	5,640	85	26,003
Commercial and industrial loans	39,475	35,250	1,300	76,025
Financial institutions	7,258	2,022	46	9,326
Governments and public institutions	1,124	74	1	1,199
Corporate & institutional	68,135	42,986	1,432	112,553
Gross loans held at amortized cost	202,876	59,971	1,983	264,830
Value of collateral [1]	189,048	49,271	1,422	239,741
2016 (CHF million)
Mortgages	92,533	11,613	189	104,335
Loans collateralized by securities	34,136	2,916	216	37,268
Consumer finance	1,164	2,119	184	3,467
Consumer	127,833	16,648	589	145,070
Real estate	19,594	5,878	84	25,556
Commercial and industrial loans	36,469	35,945	1,459	73,873
Financial institutions	9,695	1,887	107	11,689
Governments and public institutions	1,253	60	14	1,327
Corporate & institutional	67,011	43,770	1,664	112,445
Gross loans held at amortized cost	194,844	60,418	2,253	257,515
Value of collateral [1]	180,276	51,344	1,480	233,100
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Past Due Financing Receivables [Table Text Block]
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2017 (CHF million)
Mortgages	105,689	102	27	14	207	350	106,039
Loans collateralized by securities	41,867	37	0	0	112	149	42,016
Consumer finance	3,701	297	39	40	145	521	4,222
Consumer	151,257	436	66	54	464	1,020	152,277
Real estate	25,871	37	12	15	68	132	26,003
Commercial and industrial loans	74,831	429	40	201	524	1,194	76,025
Financial institutions	8,947	333	1	2	43	379	9,326
Governments and public institutions	1,197	1	0	0	1	2	1,199
Corporate & institutional	110,846	800	53	218	636	1,707	112,553
Gross loans held at amortized cost	262,103	1,236	119	272	1,100	2,727	264,830
2016 (CHF million) [1]
Mortgages	104,013	106	34	6	176	322	104,335
Loans collateralized by securities	36,953	93	1	1	220	315	37,268
Consumer finance	2,963	276	36	40	152	504	3,467
Consumer	143,929	475	71	47	548	1,141	145,070
Real estate	25,381	93	17	2	63	175	25,556
Commercial and industrial loans	72,234	618	131	131	759	1,639	73,873
Financial institutions	11,542	43	0	0	104	147	11,689
Governments and public institutions	1,269	44	0	0	14	58	1,327
Corporate & institutional	110,426	798	148	133	940	2,019	112,445
Gross loans held at amortized cost	254,355	1,273	219	180	1,488	3,160	257,515
1 Prior period has been corrected.

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2017 (CHF million)
Mortgages	236	17	253	13	66	79	332	[1]
Loans collateralized by securities	96	16	112	0	2	2	114
Consumer finance	176	9	185	0	1	1	186
Consumer	508	42	550	13	69	82	632
Real estate	73	4	77	0	19	19	96
Commercial and industrial loans	465	134	599	277	458	735	1,334
Financial institutions	1	43	44	0	3	3	47
Governments and public institutions	1	0	1	0	0	0	1
Corporate & institutional	540	181	721	277	480	757	1,478
Gross impaired loans	1,048	223	1,271	290	549	839	2,110
2016 (CHF million)
Mortgages	190	11	201	13	40	53	254	[1]
Loans collateralized by securities	193	17	210	0	13	13	223
Consumer finance	180	4	184	0	1	1	185
Consumer	563	32	595	13	54	67	662
Real estate	62	5	67	0	19	19	86
Commercial and industrial loans	539	182	721	345	513	858	1,579
Financial institutions	58	46	104	0	27	27	131
Governments and public institutions	14	0	14	0	0	0	14
Corporate & institutional	673	233	906	345	559	904	1,810
Gross impaired loans	1,236	265	1,501	358	613	971	2,472
1
As of December 31, 2017 and 2016, CHF 90 million and CHF 62 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
Gross impaired loan details
end of	2017			2016
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	254	239	36	211	198	21
Loans collateralized by securities	111	97	49	209	193	54
Consumer finance	180	160	94	177	160	97
Consumer	545	496	179	597	551	172
Real estate	86	79	11	65	59	10
Commercial and industrial loans	997	959	427	1,283	1,250	472
Financial institutions	47	46	37	126	122	46
Governments and public institutions	1	1	0	14	14	0
Corporate & institutional	1,131	1,085	475	1,488	1,445	528
Gross impaired loans with a specific allowance	1,676	1,581	654	2,085	1,996	700
Mortgages	78	78	–	43	43	–
Loans collateralized by securities	3	3	–	14	14	–
Consumer finance	6	6	–	8	8	–
Consumer	87	87	–	65	65	–
Real estate	10	10	–	21	21	–
Commercial and industrial loans	337	337	–	296	296	–
Financial institutions	0	0	–	5	5	–
Corporate & institutional	347	347	–	322	322	–
Gross impaired loans without specific allowance	434	434	–	387	387	–
Gross impaired loans	2,110	2,015	654	2,472	2,383	700
of which consumer	632	583	179	662	616	172
of which corporate & institutional	1,478	1,432	475	1,810	1,767	528
Gross impaired loan details (continued)
in	2017			2016			2015
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	229	2	1	195	2	1	190	2	2
Loans collateralized by securities	116	1	1	153	1	1	82	0	0
Consumer finance	167	5	5	205	1	1	228	1	1
Consumer	512	8	7	553	4	3	500	3	3
Real estate	78	1	0	72	1	0	74	0	0
Commercial and industrial loans	1,163	17	5	1,039	10	4	626	7	3
Financial institutions	76	1	1	154	1	0	149	1	1
Governments and public institutions	5	0	0	5	0	0	0	0	0
Corporate & institutional	1,322	19	6	1,270	12	4	849	8	4
Gross impaired loans with a specific allowance	1,834	27	13	1,823	16	7	1,349	11	7
Mortgages	83	3	0	83	3	0	51	4	0
Loans collateralized by securities	7	0	0	24	0	0	33	0	0
Consumer finance	3	0	0	11	0	0	7	0	0
Consumer	93	3	0	118	3	0	91	4	0
Real estate	27	1	0	31	1	0	12	1	0
Commercial and industrial loans	271	11	1	307	7	1	98	3	1
Financial institutions	0	0	0	5	0	0	4	0	0
Governments and public institutions	0	0	0	5	0	0	0	0	0
Corporate & institutional	298	12	1	348	8	1	114	4	1
Gross impaired loans without specific allowance	391	15	1	466	11	1	205	8	1
Gross impaired loans	2,225	42	14	2,289	27	8	1,554	19	8
of which consumer	605	11	7	671	7	3	591	7	3
of which corporate & institutional	1,620	31	7	1,618	20	5	963	12	5

Restructured loans held at amortized cost
Restructured loans held at amortized cost
in	2017			2016			2015
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million, except where indicated)
Mortgages	0	0	0	0	0	0	1	13	13
Loans collateralized by securities	0	0	0	0	0	0	1	0	0
Commercial and industrial loans	15	123	119	16	201	201	13	207	210
Financial institutions	0	0	0	0	0	0	1	2	2
Total	15	123	119	16	201	201	16	222	225

Bank
Loans
end of	2017	2016
Loans (CHF million)
Mortgages	106,039	104,335
Loans collateralized by securities	42,016	37,268
Consumer finance	4,242	3,490
Consumer	152,297	145,093
Real estate	26,599	26,016
Commercial and industrial loans	81,792	83,760
Financial institutions	19,662	20,884
Governments and public institutions	3,874	4,273
Corporate & institutional	131,927	134,933
Gross loans	284,224	280,026
of which held at amortized cost	268,917	260,498
of which held at fair value	15,307	19,528
Net (unearned income)/deferred expenses	(106)	(129)
Allowance for loan losses	(881)	(937)
Net loans	283,237	278,960
Gross loans by location (CHF million)
Switzerland	161,645	161,756
Foreign	122,579	118,270
Gross loans	284,224	280,026
Impaired loan portfolio (CHF million)
Non-performing loans	1,048	1,236
Non-interest-earning loans	210	253
Total non-performing and non-interest-earning loans	1,258	1,489
Restructured loans	290	358
Potential problem loans	549	613
Total other impaired loans	839	971
Gross impaired loans	2,097	2,460

Allowance for loan losses
Allowance for loan losses
	2017			2016			2015
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	216	721	937	216	649	865	251	506	757
Net movements recognized in statements of operations	54	136	190	63	186	249	66	229	295
Gross write-offs	(60)	(242)	(302)	(86)	(192)	(278)	(118)	(111)	(229)
Recoveries	12	41	53	13	53	66	12	16	28
Net write-offs	(48)	(201)	(249)	(73)	(139)	(212)	(106)	(95)	(201)
Provisions for interest	(1)	14	13	10	8	18	6	12	18
Foreign currency translation impact and other adjustments, net	(1)	(9)	(10)	0	17	17	(1)	(3)	(4)
Balance at end of period	220	661	881	216	721	937	216	649	865
of which individually evaluated for impairment	179	474	653	172	527	699	170	479	649
of which collectively evaluated for impairment	41	187	228	44	194	238	46	170	216
Gross loans held at amortized cost (CHF million)
Balance at end of period	152,277	116,640	268,917	145,070	115,428	260,498	144,855	110,838	255,693
of which individually evaluated for impairment [1]	632	1,465	2,097	662	1,798	2,460	647	1,314	1,961
of which collectively evaluated for impairment	151,645	115,175	266,820	144,408	113,630	258,038	144,208	109,524	253,732
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
in	2017			2016			2015
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	3,381	3,381	30	3,405	3,435	389	4,294	4,683
Reclassifications from loans held-for-sale [2]	0	63	63	0	125	125	0	355	355
Reclassifications to loans held-for-sale [3]	0	7,407	7,407	1,632	2,768	4,400	1,641	735	2,376
Sales [3]	0	7,051	7,051	72	2,087	2,159	0	373	373
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2017 (CHF million)
Mortgages	94,553	11,214	272	106,039
Loans collateralized by securities	38,387	3,530	99	42,016
Consumer finance	1,801	2,241	180	4,222
Consumer	134,741	16,985	551	152,277
Real estate	20,278	5,640	85	26,003
Commercial and industrial loans	39,610	35,250	1,287	76,147
Financial institutions	11,223	2,022	46	13,291
Governments and public institutions	1,124	74	1	1,199
Corporate & institutional	72,235	42,986	1,419	116,640
Gross loans held at amortized cost	206,976	59,971	1,970	268,917
Value of collateral [1]	189,092	49,271	1,409	239,772
2016 (CHF million)
Mortgages	92,533	11,613	189	104,335
Loans collateralized by securities	34,136	2,916	216	37,268
Consumer finance	1,164	2,119	184	3,467
Consumer	127,833	16,648	589	145,070
Real estate	19,594	5,878	84	25,556
Commercial and industrial loans	36,501	35,945	1,447	73,893
Financial institutions	12,658	1,887	107	14,652
Governments and public institutions	1,253	60	14	1,327
Corporate & institutional	70,006	43,770	1,652	115,428
Gross loans held at amortized cost	197,839	60,418	2,241	260,498
Value of collateral [1]	180,323	51,344	1,468	233,135
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Bank's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Past Due Financing Receivables [Table Text Block]
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
2017 (CHF million)
Mortgages	105,689	102	27	14	207	350	106,039
Loans collateralized by securities	41,867	37	0	0	112	149	42,016
Consumer finance	3,701	297	39	40	145	521	4,222
Consumer	151,257	436	66	54	464	1,020	152,277
Real estate	25,871	37	12	15	68	132	26,003
Commercial and industrial loans	74,966	429	40	201	511	1,181	76,147
Financial institutions	12,912	333	1	2	43	379	13,291
Governments and public institutions	1,197	1	0	0	1	2	1,199
Corporate & institutional	114,946	800	53	218	623	1,694	116,640
Gross loans held at amortized cost	266,203	1,236	119	272	1,087	2,714	268,917
2016 (CHF million) [1]
Mortgages	104,013	106	34	6	176	322	104,335
Loans collateralized by securities	36,953	93	1	1	220	315	37,268
Consumer finance	2,963	276	36	40	152	504	3,467
Consumer	143,929	475	71	47	548	1,141	145,070
Real estate	25,381	93	17	2	63	175	25,556
Commercial and industrial loans	72,266	618	131	131	747	1,627	73,893
Financial institutions	14,505	43	0	0	104	147	14,652
Governments and public institutions	1,269	44	0	0	14	58	1,327
Corporate & institutional	113,421	798	148	133	928	2,007	115,428
Gross loans held at amortized cost	257,350	1,273	219	180	1,476	3,148	260,498
1 Prior period has been corrected.

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2017 (CHF million)
Mortgages	236	17	253	13	66	79	332	[1]
Loans collateralized by securities	96	16	112	0	2	2	114
Consumer finance	176	9	185	0	1	1	186
Consumer	508	42	550	13	69	82	632
Real estate	73	4	77	0	19	19	96
Commercial and industrial loans	465	121	586	277	458	735	1,321
Financial institutions	1	43	44	0	3	3	47
Governments and public institutions	1	0	1	0	0	0	1
Corporate & institutional	540	168	708	277	480	757	1,465
Gross impaired loans	1,048	210	1,258	290	549	839	2,097
2016 (CHF million)
Mortgages	190	11	201	13	40	53	254	[1]
Loans collateralized by securities	193	17	210	0	13	13	223
Consumer finance	180	4	184	0	1	1	185
Consumer	563	32	595	13	54	67	662
Real estate	62	5	67	0	19	19	86
Commercial and industrial loans	539	170	709	345	513	858	1,567
Financial institutions	58	46	104	0	27	27	131
Governments and public institutions	14	0	14	0	0	0	14
Corporate & institutional	673	221	894	345	559	904	1,798
Gross impaired loans	1,236	253	1,489	358	613	971	2,460
1
As of December 31, 2017 and 2016, CHF 90 million and CHF 62 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
Gross impaired loan details
end of	2017			2016
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	254	239	36	211	198	21
Loans collateralized by securities	111	97	49	209	193	54
Consumer finance	180	160	94	177	160	97
Consumer	545	496	179	597	551	172
Real estate	86	79	11	65	59	10
Commercial and industrial loans	984	947	426	1,271	1,239	471
Financial institutions	47	46	37	126	122	46
Governments and public institutions	1	1	0	14	14	0
Corporate & institutional	1,118	1,073	474	1,476	1,434	527
Gross impaired loans with a specific allowance	1,663	1,569	653	2,073	1,985	699
Mortgages	78	78	–	43	43	–
Loans collateralized by securities	3	3	–	14	14	–
Consumer finance	6	6	–	8	8	–
Consumer	87	87	–	65	65	–
Real estate	10	10	–	21	21	–
Commercial and industrial loans	337	337	–	296	296	–
Financial institutions	0	0	–	5	5	–
Corporate & institutional	347	347	–	322	322	–
Gross impaired loans without specific allowance	434	434	–	387	387	–
Gross impaired loans	2,097	2,003	653	2,460	2,372	699
of which consumer	632	583	179	662	616	172
of which corporate & institutional	1,465	1,420	474	1,798	1,756	527
Gross impaired loan details (continued)
in	2017			2016			2015
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	229	2	1	195	2	1	190	2	2
Loans collateralized by securities	116	1	1	153	1	1	82	0	0
Consumer finance	167	5	5	205	1	1	228	1	1
Consumer	512	8	7	553	4	3	500	3	3
Real estate	78	1	0	72	1	0	74	0	0
Commercial and industrial loans	1,151	17	5	1,029	10	4	616	7	3
Financial institutions	76	1	1	154	1	0	149	1	1
Governments and public institutions	5	0	0	5	0	0	0	0	0
Corporate & institutional	1,310	19	6	1,260	12	4	839	8	4
Gross impaired loans with a specific allowance	1,822	27	13	1,813	16	7	1,339	11	7
Mortgages	83	3	0	83	3	0	51	4	0
Loans collateralized by securities	7	0	0	24	0	0	33	0	0
Consumer finance	3	0	0	11	0	0	7	0	0
Consumer	93	3	0	118	3	0	91	4	0
Real estate	27	1	0	31	1	0	12	1	0
Commercial and industrial loans	271	11	1	307	7	1	98	3	1
Financial institutions	0	0	0	5	0	0	4	0	0
Governments and public institutions	0	0	0	5	0	0	0	0	0
Corporate & institutional	298	12	1	348	8	1	114	4	1
Gross impaired loans without specific allowance	391	15	1	466	11	1	205	8	1
Gross impaired loans	2,213	42	14	2,279	27	8	1,544	19	8
of which consumer	605	11	7	671	7	3	591	7	3
of which corporate & institutional	1,608	31	7	1,608	20	5	953	12	5

Restructured loans held at amortized cost
Restructured loans held at amortized cost
in	2017			2016			2015
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million, except where indicated)
Mortgages	0	0	0	0	0	0	1	13	13
Loans collateralized by securities	0	0	0	0	0	0	1	0	0
Commercial and industrial loans	15	123	119	16	201	201	13	207	210
Financial institutions	0	0	0	0	0	0	1	2	2
Total	15	123	119	16	201	201	16	222	225